RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 09, 2020
Related Party Transaction [Line Items]
Proceeds from sale of Private Placement Warrants	$ 6,860,057
Sponsor
Related Party Transaction [Line Items]
Monthly office space rent		$ 10,000
Novator Private Placement Share
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued	3,500,000
Price of warrant	$ 10.00
Proceeds from sale of Private Placement Warrants	$ 35,000,000
Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants to purchase shares issued	4,266,667
Price of warrant	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 6,400,000
Promissory Note from Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 300,000
Repayment of promissory note - related party	212,295	25,716
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant	$ 1,500,000	$ 1,500,000
Price of warrant		$ 1.50
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant	$ 1.50